Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated MDT Series
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Supplement [Text Block]	fms1_SupplementTextBlock	Federated MDT Series

Federated MDT All Cap Core Fund

CLASS A SHARES (TICKER QAACX)
CLASS C SHARES (TICKER QCACX)
INSTITUTIONAL SHARES (TICKER QIACX)
CLASS R6 SHARES (TICKER QKACX)

Federated MDT Balanced Fund

CLASS A SHARES (TICKER QABGX)
CLASS C SHARES (TICKER QCBGX)
INSTITUTIONAL SHARES (TICKER QIBGX)
CLASS R6 SHARES (TICKER QKBGX)

Federated MDT Small Cap Core Fund

CLASS A SHARES (TICKER QASCX)
CLASS C SHARES (TICKER QCSCX)
INSTITUTIONAL SHARES (TICKER QISCX)
CLASS R6 SHARES (TICKER QLSCX)

Federated MDT Small Cap Growth Fund

CLASS A SHARES (TICKER QASGX)
CLASS B SHARES (TICKER QBSGX)
CLASS C SHARES (TICKER QCSGX)
INSTITUTIONAL SHARES (TICKER QISGX)
CLASS R6 SHARES (TICKER QLSGX)

SUPPLEMENT TO PROSPECTUSES DATED OCTOBER 31, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/ReturnSummary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."
Federated MDT All Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fms1_SupplementTextBlock	Federated MDT Series

Federated MDT All Cap Core Fund

CLASS A SHARES (TICKER QAACX)
CLASS C SHARES (TICKER QCACX)
INSTITUTIONAL SHARES (TICKER QIACX)
CLASS R6 SHARES (TICKER QKACX)

SUPPLEMENT TO PROSPECTUSES DATED OCTOBER 31, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/ReturnSummary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."
Federated MDT Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fms1_SupplementTextBlock	Federated MDT Series

Federated MDT Balanced Fund

CLASS A SHARES (TICKER QABGX)
CLASS C SHARES (TICKER QCBGX)
INSTITUTIONAL SHARES (TICKER QIBGX)
CLASS R6 SHARES (TICKER QKBGX)

SUPPLEMENT TO PROSPECTUSES DATED OCTOBER 31, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/ReturnSummary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."
Federated MDT Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fms1_SupplementTextBlock	Federated MDT Series

Federated MDT Small Cap Core Fund

CLASS A SHARES (TICKER QASCX)
CLASS C SHARES (TICKER QCSCX)
INSTITUTIONAL SHARES (TICKER QISCX)
CLASS R6 SHARES (TICKER QLSCX)

SUPPLEMENT TO PROSPECTUSES DATED OCTOBER 31, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/ReturnSummary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."
Federated MDT Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fms1_SupplementTextBlock	Federated MDT Series

Federated MDT Small Cap Growth Fund

CLASS A SHARES (TICKER QASGX)
CLASS B SHARES (TICKER QBSGX)
CLASS C SHARES (TICKER QCSGX)
INSTITUTIONAL SHARES (TICKER QISGX)
CLASS R6 SHARES (TICKER QLSGX)

SUPPLEMENT TO PROSPECTUSES DATED OCTOBER 31, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/ReturnSummary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."